The company - 2014 Novo Nordisk A/S Monalizumab Agreement (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 05, 2014 EUR (€) € / shares shares	Apr. 30, 2016 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	Jul. 13, 2020 € / shares	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets			€ 10,375	€ 64,130	[1]	€ 556
Share issued, price per share (in EUR per share) | € / shares							€ 1.77
Total financial liabilities			19,087	18,723		4,522		€ 5,690		€ 5,864
Intangible assets			46,289	€ 96,968	[2]	84,529				€ 46,192
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets	€ 2,000	€ 6,500				13,050
Shares issued for the acquisition of C5aR intangible asset (in shares) | shares	600,000
Share issued, price per share (in EUR per share) | € / shares	€ 8.33
Issue shares for licenses	€ 5,000
Maximum potential regulatory milestones and single-digit tiered royalties on sale of products	20,000
Total financial liabilities						€ 13,100			$ 15.0
Intangible assets	€ 7,000		€ 5,100

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.